Cover	Apr. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 10, 2025
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-52985
Entity Tax Identification Number	20-1176000
Entity Address, Address Line One	11495 Valley View Road,
Entity Address, City or Town	Eden Prairie,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	(952)
Local Phone Number	656-1029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001417663